UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                               United Fire & Casualty Company
Address:                            118 Second Ave., S.E.
                                    Cedar Rapids, IA 52407

Form 13F File Number:               28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                               Dianne M. Lyons
Title:                              Vice President & Chief Financial Officer
Phone:                              319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                 Cedar Rapids,     IA     02/04/2008
---------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  $163,353 (in thousands)

List of Other Included Managers:         NONE

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FORM 13F INFORMATION TABLE

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

                              TITLE OF                VALUE   SHARES/  SH/ PUT/ INVSTMNT  OTHER    -------VOTING AUTHORITY-------
        NAME OF ISSUER          CLASS       CUSIP   (x $1000) PRN AMT PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED      NONE
===================================================================================================================================

AT&T Inc                        Common     00206R102    4,163   100,160  SH        Sole              100,160
Abbott Laboratories             Common     002824100    9,826   175,000  SH        Sole              175,000
Agilysys Inc                    Common     00847J105    5,106   337,666  SH        Sole              337,666
Alliant Energy Corporation      Common     018802108    4,972   122,200  SH        Sole              122,200
American Strategic Inc Port II  Common     030099105      272    25,420  SH        Sole               25,420
Anheuser-Busch Companies Inc    Common     035229103      209     4,000  SH        Sole                4,000
BCE Inc                         Common     05534B760      589    14,823  SH        Sole               14,823
BRE Properties Inc              Common     05564E106      730    18,000  SH        Sole               18,000
Bank of America Corporation     Common     060505104    5,776   140,000  SH        Sole              140,000
Bemis Company Inc               Common     081437105      860    31,400  SH        Sole               31,400
Boeing Company                  Common     097023105    3,061    35,000  SH        Sole               35,000
Burlington Northern Santa Fe    Common     12189T104    1,345    16,158  SH        Sole               16,158
Cincinnati Financial Corp       Common     172062101   12,664   320,276  SH        Sole              320,276
ConocoPhillips                  Common     20825C104      888    10,059  SH        Sole               10,059
Cummins Inc                     Common     231021106    4,979    39,090  SH        Sole               39,090
Dean Foods Company              Common     242370104    1,248    48,261  SH        Sole               48,261
Del Monte Foods Co              Common     24522P103      190    20,097  SH        Sole               20,097
Dow Chemical Company            Common     260543103    5,519   140,000  SH        Sole              140,000
Duke Energy Corporation         Common     26441C105    2,989   148,192  SH        Sole              148,192
Emerson Electric Co             Common     291011104      714    12,600  SH        Sole               12,600
Exxon Mobil Corporation         Common     30231G102    3,748    40,000  SH        Sole               40,000
Fidelity National Information   Common     31620M106      406     9,758  SH        Sole                9,758
Fidelity NationalFinancial Inc  Common     31620R105      324    22,201  SH        Sole               22,201
Arthur J Gallagher & Co         Common     363576109      250    10,321  SH        Sole               10,321
General Electric Company        Common     369604103    8,897   240,000  SH        Sole              240,000
Great Plains Energy Inc         Common     391164100      580    19,787  SH        Sole               19,787
H J Heinz Company               Common     423074103    2,101    45,000  SH        Sole               45,000
Honeywell International Inc     Common     438516106    2,155    35,000  SH        Sole               35,000
Hospira Inc                     Common     441060100      682    16,000  SH        Sole               16,000
IDEARC INC                      Common     451663108       49     2,799  SH        Sole                2,799
Intel Corporation               Common     458140100    1,066    40,000  SH        Sole               40,000
JPMorgan Chase & Co             Common     46625H100    2,520    57,736  SH        Sole               57,736
Johnson & Johnson               Common     478160104    2,001    30,000  SH        Sole               30,000
Keycorp                         Common     493267108    1,055    45,000  SH        Sole               45,000
Medtronic Inc                   Common     585055106      503    10,000  SH        Sole               10,000
Mirant Corporation              Common     60467R100    1,105    28,342  SH        Sole               28,342
Newell Rubbermaid Inc           Common     651229106    1,184    45,766  SH        Sole               45,766
Nicor Inc                       Common     654086107    1,694    40,000  SH        Sole               40,000
Old Republic International Cor  Common     680223104    3,925   254,690  SH        Sole              254,690
Owens Corning Inc               Common     690742101    4,057   200,644  SH        Sole              200,644
Penwest Pharmaceuticals Co.     Common     709754105      176    30,000  SH        Sole               30,000
PepsiCo Inc                     Common     713448108    1,518    20,000  SH        Sole               20,000
Pfizer Inc                      Common     717081103      909    40,000  SH        Sole               40,000
Piper Jaffray Cos               Common     724078100      386     8,329  SH        Sole                8,329
Procter & Gamble Company        Common     742718109    5,580    76,000  SH        Sole               76,000
Progress Energy Inc             Common     743263105      927    19,131  SH        Sole               19,131
QCR Holdings Inc                Common     74727A104    1,185    83,181  SH        Sole               83,181
Royal Dutch Shell ADR           Common     780259206    2,526    30,000  SH        Sole               30,000
SAFECO Corporation              Common     786429100    2,592    46,550  SH        Sole               46,550
Schering-Plough Corporation     Common     806605101      266    10,000  SH        Sole               10,000
Spectra Energy Corporation      Common     847560109    1,913    74,096  SH        Sole               74,096
Terra Industries Inc.           Common     880915103    1,527    31,969  SH        Sole               31,969
Treehouse Foods Inc             Common     89469A104      222     9,652  SH        Sole                9,652
UAL Corporation                 Common     902549807      485    13,608  SH        Sole               13,608
U S Bancorp                     Common     902973304   24,385   768,284  SH        Sole              768,284
Vectren Corporation             Common     92240G101      773    26,658  SH        Sole               26,658
Verizon Communications Inc      Common     92343V104    2,447    55,997  SH        Sole               55,997
Wachovia Corporation            Common     929903102    1,141    30,008  SH        Sole               30,008
Windstream Corporation          Common     97381W104      169    12,942  SH        Sole               12,942
Wintrust Financial Corporation  Common     97650W108    7,637   230,523  SH        Sole              230,523
Xcel Energy, Inc.               Common     98389B100    2,031    90,000  SH        Sole               90,000
Montpelier Re Holdings Ltd      Common     G62185106      156     9,189  SH        Sole                9,189
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Report Summary                    Data Records 62    163,353            0 other managers on whose behalf report is filed

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